Note 7 - Derivative Liabilities - Fair Value of Derivative Liability (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Issuances
Series F Warrant Derivative [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Liabilities [Member]
Balance	1,000,000	$ 1,000,000
Issuances
Adjustments to estimated fair value	(1,000,000)
Balance		1,000,000
Series G Warrant Derivative [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Liabilities [Member]
Balance	748,275	748,275
Issuances
Adjustments to estimated fair value
Balance	748,275	748,275
Series H Warrant Derivative [Member] | Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Liabilities [Member]
Balance	459,200	568,144
Issuances
Adjustments to estimated fair value		(108,944)
Balance	$ 459,200	$ 459,200